CASH FLOW INFORMATION (Tables)	12 Months Ended
Jun. 30, 2019
CASH FLOW INFORMATION
Schedule of significant non-cash transactions related to investing and financing activities

	06/30/2019	06/30/2018	06/30/2017	12/31/2016
Investment activities
Settlement of liability with loan to joint venture (1)	6,964,101	—	—	—
Investment in kind in other related parties (Note 16)	463,511	—	—	—
Non-monetary contributions in joint ventures (Note 12)	94,355	679,510	1,150,259	—
	7,521,967	679,510	1,150,259	—

Financing activities
Purchase option paid by a parent loan	(1,265,000)	—	—	—
Parent company investment	(14,558,347)	2,009,385	1,357,788	50,470,291
Issuanse of shares	—	—	—	15,850,000
Transfer of preferred stocks	—	9,759,545	—	—
Capitalization of financial debt	13,720,000	—	—	—
Reverse recapitalization	(3,688,963)	—	—	—
Net asstes incorporated of Semya (2)	7,369,168	—	—	—
Acquisition of control of Semya	(3,684,585)	—	—	—
	(2,107,727)	11,768,930	1,357,788	66,320,291

(1)Offset of trade receivables and other payables with Synertech.

(2)As a result of the Share purchase agreement between Bioceres Crop Solutions and Bioceres S.A. (see Note 4.5), the Group incorpored the following assets and liabilities:

Balance sheet as of May 31, 2019	Total
Current assets	67,924
Non-current assets
Tax credits	253,655
Intangibles	2,147,199
Goodwill	5,836,268
Total assets	8,305,047

Current liabilities
Trade payables	273,442
Borrowings	114,568
Non-current liabilities
Deferred tax	547,868
Total liabilities	935,878

Total equity	7,369,169

Schedule of business combination assets and liabilities

Balance sheet as of May 31, 2019	Total
Current assets	67,924
Non-current assets
Tax credits	253,655
Intangibles	2,147,199
Goodwill	5,836,268
Total assets	8,305,047

Current liabilities
Trade payables	273,442
Borrowings	114,568
Non-current liabilities
Deferred tax	547,868
Total liabilities	935,878

Total equity	7,369,169

Schedule of changes in liabilities arising from financing activities

	Financing activities
		Financed payment
		- Acquisition of
	Borrowings	business	Total
As of June 30, 2018	91,017,133	22,874,609	113,891,742
Proceeds from borrowings	88,693,632	—	88,693,632
Decrease bank overdraft and other short-term borrowings	(4,968,813)	—	(4,968,813)
Payments	(83,777,814)	(7,140,000)	(90,917,814)
Capitalization of financial debt	—	(13,720,000)	(13,720,000)
Interest payment	(20,167,101)	—	(20,167,101)
Exchange differences and currency translation differences	32,759,693	812,002	33,571,695
As of June 30, 2019	103,556,730	2,826,611	106,383,341